Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about quantitative information about right-of-use assets [Table Text Block]

	Land and Buildings	Machinery and Equipment	Other	Total
At December 31, 2019	$4,207	$7,812	$15	$12,034
Additions	1,939	554	—	2,494
Remeasurements	2,789	(10)	—	2,779
Depreciation and amortization	(848)	(2,106)	(7)	(2,961)
Disposals	—	(16)	—	(16)
At December 31, 2020	$8,087	$6,234	$8	$14,330
Additions	1,294	17,560	—	18,854
Remeasurements	363	1,668	—	2,031
Depreciation and amortization	(1,325)	(4,520)	(7)	(5,851)
Disposals	(117)	(23)	—	(139)
At December 31, 2021	$8,302	$20,921	$2	$29,225